DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Municipal Infrastructure Revenue Bond ETF

February 28, 2023 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.6%
Arizona - 1.7%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 7/1/43	$500,000	$534,217
City of Phoenix Civic Improvement Corp., Intergovernmental,
Series A, 5.00%, 7/1/45	705,000	767,635
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/47	500,000	537,410
Series A, 3.00%, 1/1/49	65,000	49,411

(Cost $2,002,810)		1,888,673

California - 19.1%
Bay Area Toll Authority, Highway Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54	535,000	391,420
Series F-2, 2.60%, 4/1/56	160,000	103,630
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/35	25,000	28,159
Series A, 5.00%, 5/15/36	35,000	38,996
5.00%, 5/15/37	45,000	49,729
Series A, 5.00%, 5/15/38	300,000	330,039
5.00%, 5/15/39	40,000	43,846
5.00%, 5/15/40	55,000	60,042
Series D, AMT, 5.00%, 5/15/43	125,000	129,342
Series A, AMT, 4.00%, 5/15/44	700,000	656,041
Series E, 5.00%, 5/15/44	25,000	26,576
Series F, AMT, 5.00%, 5/15/44	200,000	206,542
Series B, 5.00%, 5/15/45	260,000	281,840
Series C, AMT, 5.00%, 5/15/45	50,000	51,839
Series A, AMT, 5.00%, 5/15/46	600,000	623,110
Series B, 5.00%, 5/15/48	250,000	269,002
Series E, 5.00%, 5/15/48	20,000	21,192
Series F, AMT, 3.00%, 5/15/49	330,000	239,181
Series F, AMT, 4.00%, 5/15/49	200,000	183,779
Series D, AMT, 5.00%, 5/15/49	100,000	102,324
Series C, AMT, 4.00%, 5/15/50	500,000	463,452
Series A, AMT, 5.00%, 5/15/51	135,000	139,384
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax,
Series A, 5.00%, 6/1/48	25,000	25,983
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 3.00%, 11/1/50	340,000	260,123
Series C, 4.00%, 11/1/50	600,000	583,020
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 6/1/39	40,000	40,862
Series A, 5.00%, 7/1/44	430,000	460,004
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series D, 5.00%, 7/1/34	45,000	50,170
Series B, 5.00%, 7/1/40	260,000	286,330
Series D, 5.00%, 7/1/44	125,000	134,524
Series A, 5.00%, 7/1/45	60,000	64,126
Series C, 5.00%, 7/1/49	635,000	676,323
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/41	270,000	296,574
Series B, 5.00%, 7/1/43	315,000	338,992
Series A, 5.00%, 7/1/50	210,000	225,612
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	45,000	48,731
Series B, 5.00%, 7/1/48	500,000	540,031
Series A, 5.00%, 7/1/51	1,000,000	1,078,963
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/39	25,000	27,912
Series C, 5.00%, 7/1/40	100,000	110,811
Series A, 5.00%, 10/1/45	225,000	244,847
Riverside County Transportation Commission, Highway Revenue Tolls,
4.00%, 6/1/40	50,000	47,800
Series B-1, 4.00%, 6/1/46	10,000	9,237
Series B-1, 3.00%, 6/1/49	600,000	441,093
Sacramento County Sanitation Districts Financing Authority, Intergovernmental,
5.00%, 12/1/33	30,000	35,373
Sacramento Municipal Utility District, Electric, Power & Light Revenue,
Series H, 5.00%, 8/15/50	40,000	43,260
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	208,445
Series B, AMT, 4.00%, 7/1/51	250,000	222,350
Series A, 5.00%, 7/1/51	500,000	525,661
Series B, AMT, 5.00%, 7/1/51	500,000	511,219
Series A, 5.00%, 7/1/56	1,300,000	1,364,115
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/37	515,000	539,718
Series A, AMT, 5.00%, 5/1/39	50,000	52,084
AMT, 5.00%, 5/1/43	320,000	327,670
Series A, AMT, 5.00%, 5/1/44	810,000	832,390
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,256,399

Series D, AMT, 5.00%, 5/1/48	75,000	76,232
Series E, 5.00%, 5/1/48	25,000	26,146
Series D, AMT, 5.25%, 5/1/48	870,000	894,177
Series A, AMT, 4.00%, 5/1/49	1,000,000	918,962
Series A, AMT, 5.00%, 5/1/49	200,000	203,684
Series E, AMT, 5.00%, 5/1/50	370,000	376,520
Series F, 5.00%, 5/1/50	900,000	946,853
San Francisco Municipal Transportation Agency, Transit Revenue,
Series C, 4.00%, 3/1/51	40,000	37,633
Series C, 5.00%, 3/1/51	500,000	530,391
Southern California Public Power Authority, Natural Gas Revenue,
Series A, 5.00%, 11/1/33	570,000	611,729
State of California Department of Water Resources, Water Revenue,
Series BB, 5.00%, 12/1/33	45,000	52,470
Series BB, 5.00%, 12/1/34	25,000	29,051
Series BB, 5.00%, 12/1/35	45,000	51,980

(Cost $24,056,124)		21,106,045

Colorado - 4.5%
Arkansas River Power Authority, Electric, Power & Light Revenue,
Series A, 5.00%, 10/1/43	215,000	210,829
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 12/1/35	1,000,000	1,046,040
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	328,327
Series A, AMT, 5.00%, 12/1/37	20,000	20,730
Series A, AMT, 5.00%, 12/1/38	320,000	331,434
Series A, AMT, 4.00%, 12/1/43	650,000	597,880
Series A, AMT, 5.00%, 12/1/43	325,000	331,910
Series A, AMT, 5.00%, 12/1/48	700,000	709,814
Sub-Series B, 5.00%, 12/1/48	40,000	41,374
Series D, 5.00%, 11/15/53	600,000	616,265
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax,
Series A, 4.00%, 8/1/51	700,000	642,151
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue,
Series B, 4.00%, 11/15/51	100,000	92,134

(Cost $5,454,484)		4,968,888

Connecticut - 0.4%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue,
5.00%, 5/1/34	25,000	28,299
5.00%, 5/1/37	100,000	110,296
5.00%, 5/1/38	100,000	109,889
5.00%, 5/1/40	120,000	130,794

(Cost $425,051)		379,278

Delaware - 0.3%
Delaware River & Bay Authority, Highway Revenue Tolls,
4.00%, 1/1/44
(Cost $324,011)	330,000	316,205

District of Columbia - 4.8%
District of Columbia Water & Sewer Authority, Water Revenue,
Series B, 5.00%, 10/1/49	250,000	261,833
District of Columbia, Income Tax Revenue,
Series A, 4.00%, 3/1/39	110,000	110,917
Series C, 4.00%, 5/1/45	500,000	482,301
Series C, 5.00%, 5/1/45	170,000	182,705
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/46	850,000	881,550
Series A, AMT, 5.00%, 10/1/48	175,000	178,084
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	924,786
Series B, 5.00%, 10/1/47	500,000	515,595
Series B, 4.00%, 10/1/49	300,000	269,079
Series B, 3.00%, 10/1/50	600,000	419,712
Series B, 4.00%, 10/1/53	1,200,000	1,057,545

(Cost $6,210,873)		5,284,107

Florida - 9.5%
Broward County FL Water & Sewer Utility Revenue, Water Revenue,
Series A, 4.00%, 10/1/47	240,000	225,749
Central Florida Expressway Authority, Highway Revenue Tolls,
Series D, 5.00%, 7/1/35	40,000	45,385
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/44	380,000	399,971
Series A, 5.00%, 10/1/47	215,000	225,708
City of Tampa FL Water & Wastewater System Revenue, Water Revenue,
Series A, 5.00%, 10/1/54	1,000,000	1,081,868
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	91,449
Series A, AMT, 4.00%, 10/1/49	150,000	135,384
County of Broward Fl Port Facilities Revenue, Private Airport & Marina Revenue,
Series B, 4.00%, 9/1/49	55,000	48,955

County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 9/1/44	500,000	459,114
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	400,000	363,251
Series A, AMT, 5.00%, 10/1/44	1,000,000	1,021,845
Series A, AMT, 5.00%, 10/1/49	380,000	385,695
County of Miami-Dade FL Transit System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49	500,000	463,683
Series A, 4.00%, 7/1/50	90,000	82,987
County of Miami-Dade Fl Water & Sewer System Revenue, Water Revenue, 4.00%, 10/1/51	100,000	90,576
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series B, 4.00%, 10/1/44	475,000	450,932
4.00%, 10/1/46	255,000	236,813
4.00%, 10/1/48	400,000	368,528
4.00%, 10/1/48	40,000	36,853
Series B, 4.00%, 10/1/49	500,000	458,762
4.00%, 10/1/51	275,000	250,297
County of Miami-Dade Seaport Department, Private Airport & Marina Revenue,
Series A, 5.25%, 10/1/52	300,000	313,210
County of Osceola Fl Transportation Revenue, Highway Revenue Tolls,
Series A-1, 4.00%, 10/1/54	400,000	336,860
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/44	165,000	170,496
Series A, AMT, 4.00%, 10/1/49	500,000	453,410
Series A, AMT, 4.00%, 10/1/52	300,000	269,532
Sub-Series A, AMT, 5.00%, 10/1/52	605,000	610,542
Series A, AMT, 3.25%, 10/1/54	250,000	186,136
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series F, 5.00%, 10/1/48	195,000	204,490
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/52	500,000	449,220
Putnam County Development Authority, Electric, Power & Light Revenue, 5.00%, 3/15/42	40,000	41,736
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls,
Series C, 3.00%, 7/1/46	200,000	155,627
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/1/42	400,000	377,469

(Cost $12,028,295)		10,492,533

Georgia - 2.6%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/49	200,000	181,451
Development Authority of Burke County, Electric, Power & Light Revenue,
Series C, 4.125%, 11/1/45	25,000	22,183
Series D, 4.125%, 11/1/45	355,000	315,003
Georgia Ports Authority, Private Airport & Marina Revenue,
4.00%, 7/1/51	765,000	719,127
Georgia Ports Authority, Private Airport & Marina Revenue,
4.00%, 7/1/52	320,000	299,811
Main Street Natural Gas, Inc., Natural Gas Revenue,
Series A, 5.00%, 5/15/43	30,000	29,946
Municipal Electric Authority of Georgia, Nuclear Revenue,
Series A, 5.00%, 1/1/62	500,000	511,613
Series A, 5.50%, 7/1/63	750,000	760,384

(Cost $3,004,597)		2,839,518

Hawaii - 0.8%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	407,961
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/51	500,000	511,921

(Cost $975,428)		919,882

Illinois - 6.4%
Chicago O’hare International Airport, Private Airport & Marina Revenue,
Series A, 5.00%, 1/1/48	200,000	203,657
Series A, AMT, 5.00%, 1/1/55	500,000	509,302
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, 5.00%, 1/1/35	250,000	275,629
Series A, AMT, 4.00%, 1/1/43	115,000	107,450
Series B, 5.00%, 1/1/48	1,285,000	1,329,727
Series B, 4.00%, 1/1/53	130,000	121,017
Series A, AMT, 4.375%, 1/1/53	25,000	23,215
Series B, 5.00%, 1/1/53	500,000	515,541
Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue,
Series A, 5.00%, 12/1/57	800,000	818,215
Illinois Finance Authority, Water Revenue,
4.00%, 7/1/38	25,000	25,402

Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/41	30,000	32,046
Series A, 5.00%, 1/1/42	550,000	573,448
Series A, 4.00%, 1/1/44	850,000	809,848
Series A, 5.00%, 1/1/44	800,000	841,536
Series A, 5.00%, 1/1/45	775,000	822,458

(Cost $7,627,640)		7,008,491

Louisiana - 0.3%
East Baton Rouge Sewerage Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45	245,000	229,433
Jefferson Sales Tax District, Sales Tax Revenue,
Series B, 4.00%, 12/1/42	115,000	110,719

(Cost $411,394)		340,152

Maine - 0.0%
Maine Turnpike Authority, Highway Revenue Tolls,
5.00%, 7/1/47
(Cost $45,741)	40,000	41,965

Maryland - 0.6%
Maryland State Transportation Authority, Highway Revenue Tolls,
4.00%, 7/1/50
(Cost $754,672)	650,000	609,204

Massachusetts - 1.7%
Commonwealth of Massachusetts, Hotel Occupancy Tax,
5.50%, 1/1/34	185,000	218,918
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series B-1, 5.00%, 7/1/50	35,000	36,755
Series A-1, 4.00%, 7/1/51	205,000	192,707
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 7/1/44	400,000	413,320
Series E, AMT, 5.00%, 7/1/46	500,000	518,804
Series E, AMT, 5.00%, 7/1/51	505,000	520,904
(Cost $2,138,900)		1,901,408
Michigan - 1.4%
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	600,000	631,836
Series A, 5.00%, 7/1/48	90,000	94,230
State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue,
Series B, 4.00%, 11/15/45	800,000	772,757

(Cost $1,683,384)		1,498,823

Nevada - 1.6%
City of Reno NV, Sales Tax Revenue,
Series A, 4.00%, 6/1/58	145,000	125,995
County of Clark NV, Fuel Sales Tax Revenue,
4.00%, 7/1/40	500,000	486,367
County of Washoe NV, Fuel Sales Tax Revenue,
5.00%, 2/1/42	50,000	53,153
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	840,000	868,761
Series B, 4.00%, 7/1/49	290,000	256,349

(Cost $1,909,342)		1,790,625

New Jersey - 1.6%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series G, 4.00%, 1/1/35	75,000	76,309
Series G, 5.00%, 1/1/37	40,000	42,529
Series G, 4.00%, 1/1/43	700,000	677,997
Series A, 4.00%, 1/1/48	45,000	42,509
Series A, 5.00%, 1/1/48	740,000	777,430
Series B, 5.25%, 1/1/52	55,000	59,821
South Jersey Transportation Authority, Highway Revenue Tolls,
Series A, 4.625%, 11/1/47	100,000	96,535

(Cost $1,858,810)		1,773,130

New York - 16.5%
Long Island Power Authority, Electric, Power & Light Revenue,
5.00%, 9/1/34	50,000	55,136
5.00%, 9/1/38	190,000	204,036
Metropolitan Transportation Authority, Transit Revenue,
Series D, 5.00%, 11/15/32	25,000	25,902
Series C-1, 5.00%, 11/15/33	30,000	31,083
Series C-1, 5.00%, 11/15/34	50,000	51,734
Series C-1, 4.00%, 11/15/35	30,000	28,989
Series C-1, 4.00%, 11/15/37	155,000	144,573
Series C-1, 4.00%, 11/15/38	180,000	166,107
Series D, 4.00%, 11/15/42	430,000	383,930
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	103,207
Series E, 4.00%, 11/15/45	1,000,000	874,979
Series C-1, 4.75%, 11/15/45	500,000	491,373
Sub-Series A, 5.00%, 11/15/45	75,000	75,483
Series D, 4.00%, 11/15/46	790,000	686,781
Series D-2, 4.00%, 11/15/48	630,000	541,564
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	605,088
Series D-3, 4.00%, 11/15/49	140,000	119,856
Series A-1, 4.00%, 11/15/50	35,000	32,398
Series D-3, 4.00%, 11/15/50	250,000	213,047
Series C-1, 5.00%, 11/15/50	700,000	704,577
Series A-1, 4.00%, 11/15/52	550,000	463,437

Series B, 5.00%, 11/15/52	115,000	115,624
Series C-1, 5.25%, 11/15/55	250,000	256,106
New York City Municipal Water Finance Authority, Water Revenue,
Series FF, 5.00%, 6/15/39	35,000	37,505
Series EE-2, 4.00%, 6/15/40	30,000	29,573
Series AA, 5.00%, 6/15/40	95,000	103,086
Series FF, 5.00%, 6/15/40	100,000	106,851
Sub-Series EE-2, 5.00%, 6/15/40	535,000	577,542
4.00%, 6/15/42	400,000	391,606
Series AA-2, 4.00%, 6/15/42	100,000	97,901
Series BB2, 4.00%, 6/15/42	40,000	39,161
Series CC-2, 4.00%, 6/15/42	25,000	24,475
Series BB-1, 5.00%, 6/15/44	140,000	151,240
Series BB-1, 4.00%, 6/15/45	255,000	246,299
Series BB-1, 4.00%, 6/15/49	200,000	189,943
Series CC-1, 4.00%, 6/15/49	200,000	189,943
Series FF-1, 4.00%, 6/15/49	15,000	14,246
Series BB-1, 5.00%, 6/15/49	270,000	287,517
Series DD-1, 5.00%, 6/15/49	400,000	423,327
Series DD-1, 5.25%, 6/15/49	70,000	75,087
Series BB-1, 4.00%, 6/15/50	285,000	269,728
Series GG-1, 4.00%, 6/15/50	305,000	288,657
Sub-Series DD-1, 4.00%, 6/15/50	600,000	567,849
Series AA-1, 5.00%, 6/15/50	140,000	148,639
Series AA-1, 3.00%, 6/15/51	300,000	219,620
Series CC-1, 5.00%, 6/15/51	250,000	266,184
Series CC-1, 5.00%, 6/15/52	100,000	106,699
New York Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 11/15/45	35,000	33,892
Series A, 4.00%, 11/15/47	115,000	107,213
Series A, 4.00%, 11/15/50	75,000	71,648
Series A, 4.00%, 11/15/55	500,000	467,211
Series A, 3.25%, 11/15/60	1,150,000	864,553
Series A, 4.00%, 11/15/60	675,000	622,003
New York State Environmental Facilities Corp., Water Revenue,
Series A, 5.00%, 6/15/51	500,000	545,291
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
Series 224, 4.00%, 7/15/51	15,000	13,939
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 5/15/57	1,000,000	903,600
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series C-1A, 4.00%, 5/15/46	600,000	557,548
Series C-3, 3.00%, 5/15/51	600,000	437,716
Series A-1, 5.00%, 5/15/51	2,000,000	2,135,568
Series C-1A, 5.00%, 5/15/51	225,000	241,030

(Cost $21,041,595)		18,228,900

North Carolina - 0.2%
County of Union NC Enterprise System Revenue, Water Revenue,
3.00%, 6/1/51
(Cost $241,524)	300,000	220,073

Ohio - 1.0%
Franklin County Convention Facilities Authority, Industrial Revenue,
5.00%, 12/1/51	100,000	92,259
Northeast Ohio Regional Sewer District, Sewer Revenue,
4.00%, 11/15/43	60,000	58,725
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls,
Series A, 4.00%, 2/15/46	10,000	9,496
Series A, 5.00%, 2/15/46	275,000	296,995
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/1/50	400,000	427,612
Ohio Water Development Authority, Intergovernmental,
5.00%, 6/1/46	225,000	244,506

(Cost $1,289,020)		1,129,593

Oregon - 0.8%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 25B, AMT, 5.00%, 7/1/44	315,000	324,436
Series 28, AMT, 4.00%, 7/1/47	500,000	456,502
State of Oregon Department of Transportation, Fuel Sales Tax Revenue,
Series A, 4.00%, 11/15/42	60,000	59,045

(Cost $884,490)		839,983

Pennsylvania - 6.8%
Allegheny County Airport Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/46	700,000	641,562
Series A, AMT, 5.00%, 1/1/51	500,000	509,345
Series A, AMT, 4.00%, 1/1/56	500,000	431,336
Chester County Industrial Development Authority, Recreational Revenue,
4.00%, 12/1/51	245,000	220,445
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 10/1/43	25,000	26,208
Series A, 5.00%, 11/1/45	515,000	544,574
Series A, 5.00%, 10/1/48	35,000	36,437
Series A, 5.00%, 11/1/50	500,000	525,399
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series B, 5.00%, 12/1/43	115,000	119,983
Series A, 5.25%, 12/1/44	565,000	602,081

Series A, 5.00%, 12/1/48	480,000	500,463
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series A, 5.00%, 12/1/44	230,000	242,764
Series A, 4.00%, 12/1/46	20,000	18,492
Series B, 4.00%, 12/1/46	390,000	360,585
Series C, 5.00%, 12/1/46	45,000	47,868
Series A, 5.00%, 12/1/47	55,000	58,244
Sub-Series A, 4.00%, 12/1/49	285,000	278,948
Series A, 5.00%, 12/1/49	15,000	15,589
Series A, 4.00%, 12/1/50	255,000	231,517
Series B, 5.00%, 12/1/50	1,705,000	1,778,651
Series A, 4.00%, 12/1/51	65,000	59,105
Series B, 4.00%, 12/1/51	300,000	274,081
Series B, 5.00%, 12/1/51	15,000	15,668

(Cost $8,548,978)		7,539,345

South Carolina - 1.0%
South Carolina Ports Authority, Private Airport & Marina Revenue,
Series B, 4.00%, 7/1/49	200,000	177,723
South Carolina Public Service Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 12/1/42	475,000	432,882
Series A, 4.00%, 12/1/52	600,000	521,535

(Cost $1,267,406)		1,132,140

Tennessee - 2.0%
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue,
Series A, 5.00%, 5/15/46	245,000	265,113
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/49	125,000	127,437
Series B, AMT, 4.00%, 7/1/54	550,000	479,943
Series A, 5.00%, 7/1/54	805,000	836,019
Series B, AMT, 5.00%, 7/1/54	500,000	507,976

(Cost $2,525,773)		2,216,488

Texas - 6.4%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	105,384
Series B, 5.00%, 1/1/46	300,000	318,040
Series B, 4.00%, 1/1/51	50,000	45,164
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 11/15/44	125,000	133,105
Series B, 5.00%, 11/15/49	125,000	131,965
City of Austin TX Water & Wastewater System Revenue, Water Revenue,
Series C, 5.00%, 11/15/50	305,000	326,146
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue,
Series C, 4.00%, 10/1/49	110,000	104,940
City of Georgetown TX Utility System Revenue, Multiple Utility Revenue,
4.25%, 8/15/47	500,000	483,069
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue,
Sub-Series A, AMT, 4.00%, 7/1/46	575,000	522,570
City of Houston TX Combined Utility System, Water Revenue,
Series C, 4.00%, 11/15/43	165,000	159,308
Series D, 5.00%, 11/15/43	30,000	31,728
Series C, 3.00%, 11/15/47	145,000	107,072
Series C, 4.00%, 11/15/49	55,000	51,496
City of Lubbock TX Electric Light & Power System Revenue, Electric, Power & Light Revenue, 4.00%, 4/15/51	400,000	362,212
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue, 5.00%, 2/1/35	100,000	111,216
Series A, 5.00%, 2/1/46	10,000	10,579
Dallas Fort Worth International Airport, Private Airport & Marina Revenue,
4.00%, 11/1/34	60,000	61,226
4.00%, 11/1/35	85,000	85,953
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	523,051
4.00%, 8/15/50	670,000	620,761
Harris County-Houston Sports Authority, Hotel Occupancy Tax,
Series A, 3.125%, 11/15/56	110,000	79,462
Lower Colorado River Authority, Intergovernmental,
5.00%, 5/15/47	250,000	257,485
North Fort Bend Water Authority, Water Revenue,
Series A, 4.00%, 12/15/58	25,000	21,731
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 4.00%, 1/1/37	25,000	25,080
Series A, 5.00%, 1/1/38	65,000	69,601
Series A, 5.00%, 1/1/43	385,000	402,191
Series A, 5.00%, 1/1/48	500,000	519,130
4.25%, 1/1/49	30,000	28,511
Series B, 3.00%, 1/1/51	250,000	177,987
San Antonio Water System, Water Revenue,
Series A, 5.00%, 5/15/46	25,000	26,852
Series A, 4.00%, 5/15/51	335,000	308,665

Texas Water Development Board, Water Revenue,
4.00%, 10/15/45	320,000	307,635
4.00%, 4/15/51	525,000	492,834
West Harris County Regional Water Authority, Water Revenue,
3.00%, 12/15/58	85,000	57,106

(Cost $8,243,870)		7,069,255

Utah - 2.5%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	407,961
Series A, AMT, 5.00%, 7/1/48	1,000,000	1,013,128
Series A, AMT, 5.25%, 7/1/48	225,000	231,110
Intermountain Power Agency, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/42	1,000,000	1,091,002

(Cost $2,835,160)		2,743,201

Virginia - 1.4%
Hampton Roads Transportation Accountability Commission, Appropriations,
Series A, 4.00%, 7/1/45	275,000	263,159
Series A, 5.00%, 7/1/50	40,000	43,027
Series A, 4.00%, 7/1/55	700,000	645,259
Series A, 5.00%, 7/1/60	500,000	536,435

(Cost $1,782,836)		1,487,880

Washington - 2.3%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 5.00%, 11/1/32	50,000	58,927
Series S-1, 4.00%, 11/1/40	20,000	19,687
Series S-1, 4.00%, 11/1/46	700,000	645,110
County of King WA Sewer Revenue, Sewer Revenue,
Series A, 4.00%, 1/1/52	500,000	465,626
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/1/38	300,000	327,287
Port of Seattle WA, Private Airport & Marina Revenue,
AMT, 5.00%, 4/1/44	500,000	516,895
Series B, AMT, 5.00%, 8/1/47	500,000	517,154

(Cost $2,853,020)		2,550,686

West Virginia - 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls,
5.00%, 6/1/47
(Cost $316,600)	250,000	266,904

Wisconsin - 0.2%
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue,
5.00%, 4/1/44
(Cost $268,570)	245,000	257,004

TOTAL MUNICIPAL BONDS (Cost $123,010,398)		108,840,379

TOTAL INVESTMENTS - 98.6%
(Cost $123,010,398)		$108,840,379
Other assets and liabilities, net - 1.4%		1,548,857

NET ASSETS - 100.0%		$110,389,236

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	$–	$108,840,379	$–	$108,840,379

TOTAL	$–	$108,840,379	$–	$108,840,379

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

RVNU-PH3

R-089711-1 (5/24) DBX005195 (5/24)